Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipment, Net (Detail)	12 Months Ended
Dec. 31, 2014
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Minimum [Member] | Containers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Minimum [Member] | Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years
Maximum [Member] | Containers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	15 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	7 years
Maximum [Member] | Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	39 years